Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Materials, energy and consumables used
Cost of raw materials	R 79,774	R 66,928	R 63,291
Cost of energy and other consumables used in production process	10,815	9,678	8,145
Materials, energy and consumables used	R 90,589	R 76,606	R 71,436